UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/19

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus AMT-Free Municipal Bond Fund’s shares achieved a total return of 1.77%, Class C shares returned 1.47%, Class I shares returned 1.90%, Class Y shares returned 1.90%, and Class Z shares returned 1.89%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of 2.34%.2

Municipal bonds generally produced positive total returns over the reporting period amid bouts of market volatility stemming from rising interest rates and shifting supply-and-demand dynamics. The fund produced lower returns than the Index mainly due to security selection.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Municipal Bonds Benefited From a “Flight to Quality”

Concerns about trade tensions, Federal Reserve policy and global economic prospects led to volatility across a number of asset classes during the reporting period. However, prices for high-quality fixed income assets generally increased and produced better relative results. Not surprisingly, Municipal bonds benefited from this “risk-off” or “flight-to-quality” environment in which risk assets, such as stocks, declined.

The Federal Reserve largely continued to normalize interest rates over the period. Because they are less sensitive to interest-rate movements, however, municipal bonds benefited relative to other categories of fixed income instruments. In addition, a deceleration in U.S. economic growth also concerned investors, adding to the relative appeal of municipal bonds.

Municipal bond fundamentals remained solid. Tax revenues continued to be healthy due to the strong economic environment resulting in part from the stimulative effects of the December 2017 tax cut. Fiscal balances and “rainy-day” funds have risen as a result and will provide a financial cushion when the next economic downturn occurs. In addition, many states and municipalities have exercised

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

stronger fiscal discipline, further shoring up their financial resources and preparing them for an economic downturn that many anticipate sometime in the near/intermediate term.

Valuations in the municipal bond market improved somewhat as mutual fund outflows were relatively steady and credit spreads widened modestly in concert with the volatility noted above. However, credit spreads remained narrow by historical standards. The price performance of municipal bonds generally benefited from limited new supply, but for the reporting period, the municipal bond yield curve remained steeper than the Treasury yield curve.

Tobacco-Backed Bonds Hindered Fund Results

The fund lagged the Index during the reporting period. The primary driver was security selection, particularly within the revenue bond sector. More specifically, the fund’s allocation to the tobacco sector (those backed by certain states’ settlement of litigation with U.S. tobacco manufacturers) produced weaker results as sluggish sales and concerns relating to a potential ban on menthol weighed on the sector.

Helping to offset some underperformance was an exposure to the general obligation sector of the market. This sector outperformed due to the “flight to quality” that occurred during the reporting period. Yield curve positioning also contributed positively as the fund’s exposure to bonds in the 10-year part of the curve proved beneficial.

A Constructive Investment Posture

Our outlook for the municipal bond market remains constructive. Similar to 2018, when the amount of municipal bonds outstanding actually contracted, we expect the market to shrink modestly once again in 2019. Although new-issue supply is expected to increase in 2019, a record $250 billion in bonds will mature, likely producing another net reduction in the size of the overall market. Additionally, the federal cap on the tax deductibility of state and local taxes (SALTs) should result in strong demand as individual investors look to shelter income from the effect of taxes. This dynamic was apparent in the latter part of the reporting period as supply remained flat while demand was robust. In aggregate, credit quality within the municipal market remains solid as states and municipalities have benefited from gradually improving economic activity.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y, nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through December 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019

		Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.50	$7.24	$2.25	$2.25	$2.35
Ending value (after expenses)	$1,017.70	$1,014.70	$1,019.00	$1,019.00	$1,018.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.51	$7.25	$2.26	$2.26	$2.36
Ending value (after expenses)	$1,021.32	$1,017.60	$1,022.56	$1,022.56	$1,022.46

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .47% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Alabama - 2.5%
Birmingham Water Works Board, Water Revenue Bonds	5.00	1/1/2021	1,395,000	[a]	1,480,458
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2043	3,555,000		3,903,532
Black Belt Energy Gas District, Gas Prepay Revenue Bonds, Ser. B1, 1 Month LIBOR +.90%	2.58	12/1/2023	4,000,000	[b]	3,919,200
Jefferson County, Alabama Limited Obligation Revenue Bonds Warrants, Refunding	5.00	9/15/2032	2,000,000		2,297,160
Jefferson County, Senior Lien Sewer Revenue Bonds Warrants (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/1942	14,000,000	[c]	12,510,540
				24,110,890
Arizona - 1.1%
Arizona Board of Regents, Stimulus Plan for Economic and Educational Development Revenue Bonds (Arizona State University)	5.00	8/1/2031	3,770,000		4,301,457
La Paz County Industrial Development Authority, Revenue Bonds (Charter Schools Solutions-Harmony Public Schools Project) Ser. A	5.00	2/15/2036	1,750,000	[d]	1,862,718
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,818,000
Phoenix Industrial Development Authority, Student Housing Revenue Bonds, Refunding (Downtown Phoenix Student Housing LLC-Arizona State University Project) Ser. A	5.00	7/1/2037	1,000,000		1,103,850
				10,086,025
California - 4.4%
California, GO (Various Purpose)	5.00	10/1/2030	6,595,000		8,059,222
California, GO, Refunding (Various Purpose)	5.00	8/1/2036	5,000,000		5,760,050

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
California - 4.4% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence Saint Joseph Health) Ser. A	4.00	10/1/2036	5,000,000		5,253,050
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health) Ser. B	5.00	11/15/2046	4,750,000		5,292,450
California State Public Works Board, Revenue Bonds (Department of Corrections and Rehabilitation) (Various Correctional Facilities) Ser. A	5.00	9/1/2027	5,260,000		6,075,405
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2033	1,000,000	[d]	1,102,960
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,476,787
North Natomas Community Facilities District, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,109,460
Pittsburg Successor Agency Redevelopment Agency, Subordinate Tax Allocation Revenue Bonds (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,356,633
Southern California Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2037	2,175,000		2,487,199
				41,973,216
Colorado - 4.7%
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. A	5.00	2/1/2041	5,000,000		5,147,650
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. A	5.25	1/1/2045	3,000,000		3,181,950
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. B1	5.00	7/1/2038	2,900,000		3,063,879
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. D	6.25	10/1/2033	1,200,000		1,204,560

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Colorado - 4.7% (continued)
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	1,500,000	1,659,705
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	3,925,000	4,290,849
Denver, Airport Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000	4,601,480
Denver, Airport System Subordinate Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000	16,537,050
Denver Convention Center Hotel Authority, Convention Center Hotel Senior Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,673,175
Dominion Water and Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000	2,112,820
Dominion Water and Sanitation District, Tap Fee Revenue Bonds	6.00	12/1/2046	500,000	527,725
E-470 Public Highway Authority, Senior Revenue Bonds, Ser. C	5.38	9/1/2026	1,000,000	1,043,780
				45,044,623
Connecticut - 2.2%
Connecticut, GO, Ser. A	5.00	10/15/2025	8,000,000	8,885,120
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,100,390
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes) Ser. A	5.00	10/1/2029	5,000,000	5,517,450
Hartford County Metropolitan District, Clean Water Project Revenue Bonds (Green Bonds) Ser. A	5.00	11/1/2033	4,540,000	5,098,057
				20,601,017
District of Columbia - .4%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Ser. A	5.00	10/1/2035	4,000,000	4,175,040
Florida - 7.0%
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,185,524

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Florida - 7.0% (continued)
Central Florida Expressway Authority, Senior Lien Revenue Bonds, (Insured; Build America Mutual Assurance Company)	5.00	7/1/2042	1,000,000	1,129,870
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue Bonds, Ser. A1	5.00	6/1/2025	15,500,000	18,045,100
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue Bonds, Ser. A1	5.00	6/1/2021	3,535,000	3,788,318
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,650,765
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,437,500
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds, Ser. A	5.00	10/1/2031	2,000,000	2,316,920
Gainesville, Florida Utilities System Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,328,940
Hillsborough County Aviation Authority, Customer Facility Charge Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,854,865
Lee County, Florida Transportation Facilities Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,530,000	1,771,832
Miami Beach, Florida Stormwater Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,887,720
Miami Beach Redevelopment Agency, Tax Increment Revenue Bonds, Refunding (City Center/Historic Convention Village)	5.00	2/1/2035	1,500,000	1,682,775
Miami-Dade County Expressway Authority, Toll System Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000	5,560,500

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Florida - 7.0% (continued)
Miami-Dade County Expressway Authority, Toll System Revenue Bonds, Ser. A	5.00	7/1/2023	5,000,000		5,505,650
Miami-Dade County Seaport Department, Seaport Revenue Bonds, Ser. A	5.50	10/1/2042	3,000,000		3,348,720
Pinellas County Health Facilities Authority, Health System Revenue Bonds (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.) Ser. A2	3.62	11/15/2023	725,000	[e]	725,000
Tampa, Health System Revenue Bonds (BayCare Health System Issue) Ser. A	5.00	11/15/2046	3,500,000		3,879,050
				67,099,049
Georgia - 3.3%
Atlanta Development Authority, Senior Lien Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A1	5.25	7/1/2040	1,750,000		1,979,705
Fulton County Development Authority, Hospital Revenue Bonds (Wellstar Health Systems) Ser. A	5.00	4/1/2036	1,000,000		1,116,700
Fulton County Development Authority, Hospital Revenue Bonds (Wellstar Health Systems) Ser. A	5.00	4/1/2034	2,800,000		3,159,268
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, Refunding, Ser. A	4.00	1/1/2021	5,000,000		5,174,550
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, Ser. A	5.00	1/1/2021	4,000,000		4,210,920
Main Street Natural Gas, Gas Supply Revenue Bonds, Ser. B, 1 Month LIBOR +.75%	2.43	9/1/2023	10,250,000	[b]	10,162,465
Private Colleges & Universities Authority, Revenue Bonds (Emory University) Ser. A	5.00	10/1/2043	5,200,000		5,752,344
				31,555,952
Illinois - 10.9%
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport) Ser. D	5.25	1/1/2031	7,500,000		8,271,150

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 10.9% (continued)
Chicago, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2034	7,300,000	8,071,756
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/2028	1,000,000	1,144,520
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/2028	1,455,000	1,621,699
Chicago, Second Lien Water Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000	3,384,940
Chicago Board of Education, GO (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	12/1/2029	2,000,000	2,286,600
Chicago Board of Education, GO (Insured; Assured Guaranty Municipal Corporation) Ser. C	5.00	12/1/2030	1,500,000	1,712,595
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,500,000	1,603,740
Chicago Park District, Limited Tax GO (Insured; Build America Mutual Assurance Company) Ser. B	5.00	1/1/2029	2,895,000	3,188,611
Cook County, Sales Tax Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000	5,666,650
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Bonds, Refunding, Ser. A	5.00	12/1/2024	3,000,000	3,466,140
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds, Ser. A	5.00	12/1/2044	3,000,000	3,287,370
Illinois, Auxiliary Facilities System Revenue Bonds, Refunding (University of Illinois) Ser. A	5.00	4/1/2027	7,500,000	8,238,225
Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	2,500,000	2,734,100
Illinois, Sales Tax Revenue Bonds (Build Illionis Bonds Junior Obligation)	5.00	6/15/2024	4,270,000	4,589,140
Illinois, Sales Tax Revenue Bonds (Junior Obligation) Ser. A	5.00	6/15/2031	3,600,000	3,997,440

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 10.9% (continued)
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2031	9,155,000	10,082,859
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago) Ser. A	6.00	7/1/2043	3,250,000	3,564,535
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System) Ser. A	5.00	11/15/2045	1,500,000	1,607,025
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000	3,312,060
Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000	4,451,070
Illinois Toll Highway Authority, Toll Highway Senior Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000	4,494,520
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2042	3,500,000	3,578,365
Metropolitan Pier and Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	6/15/2052	4,800,000	4,886,784
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,285,000	5,013,450
				104,255,344
Indiana - 3.8%
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	10/1/2028	1,150,000	1,362,612
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	10/1/2029	1,225,000	1,440,502

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Indiana - 3.8% (continued)
Indiana Finance Authority, First Lien Wastewater Utility Revenue Bonds (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	10/1/2030	1,750,000	2,040,763
Indiana Finance Authority, Hospital Revenue Bonds (Community Health Network) Ser. A	5.00	5/1/2042	10,000,000	10,737,800
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	4,369,053
Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	4,290,255
Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000	8,502,375
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2035	3,400,000	3,727,318
				36,470,678
Iowa - .9%
Iowa Finance Authority, Health Facilities Revenue Bonds, Refunding (UnityPoint Health) Ser. E	5.00	8/15/2033	5,105,000	5,735,059
Iowa Finance Authority, Healthcare Revenue Bonds (Genesis Health System)	5.00	7/1/2023	2,500,000	2,804,600
				8,539,659
Kentucky - 3.5%
Kentucky Economic Development Finance Authority, Revenue Bonds (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/2047	3,500,000	3,775,835
Kentucky Public Energy Authority, Gas Supply Revenue Bonds, Ser. A	4.00	4/1/2024	9,000,000	9,558,540
Kentucky Public Energy Authority, Gas Supply Revenue Bonds, Ser. B	4.00	1/1/2025	18,250,000	19,594,477
				32,928,852
Louisiana - 2.5%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Westlake Chemical Corporation Projects) Ser. A	6.50	8/1/2029	2,500,000	2,644,125

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Louisiana - 2.5% (continued)
Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project) Ser. A	5.00	7/1/2047	4,250,000	4,612,610
Louisiana Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Refunding, Ser. A	5.25	5/15/2035	4,745,000	5,143,390
New Orleans Aviation Board, General Airport Revenue Bonds (North Terminal Project) Ser. A	5.00	1/1/2045	3,250,000	3,580,785
New Orleans Aviation Board, Revenue Bonds (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000	1,686,600
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000	3,879,085
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corporation Consolidated Garage System) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000	2,662,850
				24,209,445
Maine - .2%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	1,250,000	1,382,800
Maryland - .8%
Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Refunding (Potomac Electric Project)	6.20	9/1/2022	2,500,000	2,508,150
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Goucher College) Ser. A	5.00	7/1/2034	1,000,000	1,081,610
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health)	5.00	8/15/2038	1,000,000	1,095,150
Prince Georges County, Special Obligation Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,700,000	2,709,180
				7,394,090

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Massachusetts - 1.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HeathCare System)	5.00	7/1/2031	4,710,000		5,447,963
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HeathCare System)	5.00	7/1/2030	4,420,000		5,152,703
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000		1,101,800
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue Bonds	5.00	7/1/2023	2,000,000		2,148,520
				13,850,986
Michigan - 5.5%
Brighton Area School District, GO - Unlimited Tax (Insured; AMBAC) Ser. II	0.00	5/1/2020	1,055,000	[f]	1,029,163
Detroit Community High School, Public School Academy Revenue Bonds	5.75	11/1/2035	715,000		428,335
Detroit School District, School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC) Ser. A	6.00	5/1/2020	1,000,000		1,046,490
Great Lakes Water Authority, Water Supply System Second Lien Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000		10,966,900
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000		2,892,768
Lansing Board of Water and Light, Utility System Revenue Bonds, Ser. A	5.50	7/1/2041	2,500,000		2,698,525
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I	5.00	10/15/2045	5,000,000		5,687,550
Michigan Finance Authority, Hospital Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2042	1,000,000		1,125,710
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,500,000		1,679,625

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Michigan - 5.5% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	3,000,000	3,332,280
Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds) Ser. D1	5.00	7/1/2035	1,190,000	1,317,866
Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000	1,680,786
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. MI1	5.00	12/1/2048	5,000,000	5,618,350
Monroe County Economic Development Corporation, Revenue Bonds, Refunding (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.) Ser. AA	6.95	9/1/2022	2,000,000	2,332,840
Wayne County Airport Authority, Airport Revenue Bonds (Detroit Metropolitan Wayne County Airport) Ser. C	5.00	12/1/2022	3,000,000	3,175,470
Wayne County Airport Authority, Airport Revenue Bonds (Detroit Metropolitan Wayne County Airport) Ser. D	5.00	12/1/2029	1,700,000	1,975,689
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport) Ser. A	5.00	12/1/2038	5,000,000	5,737,900
				52,726,247
Minnesota - .6%
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	1,210,000	1,318,561

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Minnesota - .6% (continued)
Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	1/1/2025	4,505,000	[f] 3,952,867
				5,271,428
Missouri - 1.2%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Refunding (CoxHealth) Ser. A	5.00	11/15/2030	3,000,000	3,417,390
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Refunding (SSM Health Care) Ser. A	5.00	6/1/2029	4,000,000	4,501,720
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System) Ser. A	5.00	11/15/2043	1,000,000	1,116,990
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,000,000	2,280,680
				11,316,780
Nebraska - 1.2%
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2038	3,655,000	4,038,994
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2037	5,050,000	5,598,531
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit 2)	5.00	1/1/2030	1,380,000	1,558,931
				11,196,456
Nevada - 1.5%
Clark County, GO, Limited Tax Flood Control Bonds	5.00	11/1/2038	8,410,000	9,391,111
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues Bonds) Ser. B	5.00	6/1/2042	2,500,000	2,709,800
Reno, Sales Tax Revenue Bonds First Lien, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000	2,248,300
				14,349,211

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[d]	1,961,800
New Jersey - 3.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000		3,935,680
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000		4,400,720
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000		1,562,036
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Ser. NN	5.00	3/1/2028	2,250,000		2,409,278
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Issue)	5.00	7/1/2029	1,000,000		1,124,810
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,168,660
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,558,350
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	10,595,000		11,450,122
				33,609,656
New York - 6.5%
Metropolitan Transportation Authority, Revenue Bonds (Hudson Rail Yards Trust Obligations) Ser. A	5.00	11/15/2051	5,000,000		5,297,000
New York and New Jersey Port Authority, Consolidated Bonds, Ser. 184	5.00	9/1/2039	5,000,000		5,652,850
New York City, GO (SPA; Barclays Bank PLC) Ser. B5	1.73	10/1/2046	4,490,000	[g]	4,490,000
New York City, GO Notes (LOC; TD Bank) Ser. I	1.68	4/1/2036	1,000,000	[e]	1,000,000
New York City, GO, Ser. E	5.00	8/1/2024	2,930,000		3,297,598

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 6.5% (continued)
New York City, GO, Ser. I	5.00	3/1/2025	3,300,000		3,801,798
New York City Transitional Finance Authority, Building Aid Revenue Bonds, Ser. S1	5.00	7/15/2037	5,340,000		6,048,885
New York Counties Tobacco Trust V, Revenue Bonds (Cap Appreciation Pass Thru) Ser. 2	0.00	6/1/2050	5,350,000	[f]	690,953
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project) Ser. 1	5.00	11/15/2044	4,000,000	[d]	4,170,680
New York Liberty Development Corporation, Revenue Bonds, Refunding (Goldman Sachs Headquarters Issue)	5.25	10/1/2035	2,500,000		3,071,850
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose) Ser. A	5.00	2/15/2043	9,000,000		9,889,920
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose) Ser. B	5.00	2/15/2031	6,590,000		7,555,567
New York State Thruway Authority, General Revenue Bonds, Ser. J	5.00	1/1/2027	2,000,000		2,264,640
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Ser. E	5.00	3/15/2031	4,215,000		4,694,625
				61,926,366
North Carolina - .9%
Charlotte, Airport Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000		3,422,550
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Refunding (Vidant Health)	5.00	6/1/2032	3,050,000		3,425,363
North Caroline Turnpike Authority, Triangle Expressway Senior Lien System Revenue Bonds, Refunding (Liquidity Facility; Assured Guaranty Municipal)	5.00	1/1/2029	1,775,000		2,082,927
				8,930,840
Ohio - 1.8%
Allen County, Hospital Facilities Revenue Bonds, Refunding (Catholic Health Partners) Ser. A	5.00	5/1/2042	5,000,000		5,307,400

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Ohio - 1.8% (continued)
American Municipal Power, Revenue Bonds (American Municipal Power Fremont Energy Center Project) Ser. B	5.00	2/15/2021	375,000		398,599
Butler County, Hospital Facilities Revenue Bonds (Kettering Health Network Obligated Group Project)	6.38	4/1/2036	2,000,000		2,173,760
Cleveland, Airport System Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000		1,128,500
Cuyahoga County, Hospital Revenue Bonds, Refunding (The Metrohealth System)	5.25	2/15/2047	2,000,000		2,133,660
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	5/1/2025	140,000		140,721
Ohio Higher Educational Facility Commission, Revenue Bonds (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	2,985,000		3,612,477
Ohio State University, General Receipts Bonds, Ser. D (Escrowed to Maturity)	5.00	12/1/2023	40,000		45,948
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000		2,216,500
				17,157,565
Oregon - .2%
Benton & Linn Counties Consolidated School District, GO (Insured; School Board Guaranty) Ser. A	0/5.00	6/15/2038	1,750,000	[c]	1,904,210
Pennsylvania - 7.4%
Allegheny County Port Authority, Special Transportation Revenue Bonds, Refunding	5.25	3/1/2023	2,600,000		2,773,446
Berks County Industrial Development Authority, Health Systems Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/2047	3,600,000		3,927,528
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Project) Ser. A	5.00	11/15/2046	1,750,000		1,906,888

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 7.4% (continued)
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; CNTY Gtd.) Ser. C, MUNIPSA +.53%	2.27	9/1/2023	8,000,000	[b]	8,002,720
Lancaster County Hospital Authority, Revenue Bonds, Refunding (University of Pennsylvania Health System)	5.00	8/15/2046	9,185,000		10,206,188
Montgomery County Industrial Development Authority, Retirement Community Revenue Bonds, Refunding (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2036	5,000,000		5,425,150
Pennsylvania Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds	5.00	6/1/2031	1,250,000		1,444,100
Pennsylvania Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds	5.00	6/1/2032	3,500,000		4,011,245
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000		4,448,287
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,555,360
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000		2,253,940
Pennsylvania Turnpike Commission, Turnpike Senior Lien Revenue Bonds, Ser. A	5.00	12/1/2042	3,000,000		3,206,670
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	5,000,000		5,692,600
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000		5,637,845
Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2035	3,500,000		3,900,855
Philadelphia School District, GO, Ser. A	5.00	9/1/2038	1,000,000		1,110,820
State Public School Building Authority, School Lease Revenue Bonds (The School District of Philadelphia Project)	5.00	4/1/2027	2,235,000		2,384,678
				70,888,320

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
South Carolina - 1.7%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Inc.)	5.00	11/15/2047	5,500,000	5,938,625
South Carolina Public Service Authority, Revenue Bonds Obligations, Refunding (Santee Cooper) Ser. B	5.13	12/1/2043	7,500,000	8,027,400
South Carolina Public Service Authority, Revenue Bonds Obligations, Refunding (Santee Cooper) Ser. C	5.00	12/1/2036	2,500,000	2,619,675
				16,585,700
Tennessee - .6%
Tennessee Energy Acquisition Corporation, Gas Revenue Bonds	4.00	11/1/2025	5,000,000	5,298,200
Texas - 10.3%
Austin, Water & Waste Water Systems Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000	8,927,577
Austin Convention Enterprises, Revenue Bonds, Refunding (1st Tier-Convention Center Hotel)	5.00	1/1/2033	1,000,000	1,122,950
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Refunding	5.00	1/1/2028	1,500,000	1,736,175
Dallas, GO, Refunding	5.00	2/15/2030	2,000,000	2,249,260
Dallas, GO, Refunding, Ser. A	5.00	2/15/2026	3,235,000	3,596,188
Dallas and Fort Worth, Joint Revenue Bonds, Refunding (Dallas/Fort Worth International Airport) Ser. B	5.00	11/1/2035	3,000,000	3,132,510
Fort Bend Independent School District, Unlimited Tax Bonds, Refunding (Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2026	1,835,000	2,128,875
Garland, Texas Electric Utility System Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000	2,846,550
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Mortgage Revenue Bonds, Refunding (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,785,518

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 10.3% (continued)
Houston, Airport System Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,594,280
Houston, Texas Airport System Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	6,090,000	6,662,582
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000	4,907,115
Lower Colorado River Authority, Transmission Contract Revenue Bonds, Refunding (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/2046	3,800,000	4,185,054
Lower Colorado River Authority, Transmission Contract Revenue Bonds, Refunding (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/2032	800,000	912,640
North Texas Tollway Authority, First Tier System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000	6,125,240
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000	1,667,010
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000	2,091,474
North Texas Tollway Authority, Second Tier System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000	6,419,934
Northside Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program)	5.00	8/15/2043	7,000,000	7,760,480
Plano Independent School District, Unlimited Tax Bonds, Refunding (Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2026	6,095,000	7,308,758
San Antonio, Electric and Gas Systems Junior Lien Revenue Bonds	5.00	2/1/2043	5,000,000	5,446,950
Socorro Independent School District, Unlimited Tax Bonds, Refunding (Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	3,705,000	4,321,327
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds, Refunding (Baylor Scott and White Health Project) Ser. A	5.00	11/15/2045	2,500,000	2,762,925

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 10.3% (continued)
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue Bonds, Ser. C	5.00	8/15/2031	2,500,000	2,732,150
				98,423,522
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Transportation Revenue Bonds (Insured; AMBAC Indemnity Corp.) Ser. L	5.25	7/1/2041	3,700,000	4,016,202
Utah - .4%
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport) Ser. B	5.00	7/1/2037	1,000,000	1,147,610
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport) Ser. B	5.00	7/1/2036	1,350,000	1,555,619
Utah Charter School Finance Authority, Charter School Revenue Bonds (Insured; Utah Charter Academics Project)	5.00	10/15/2043	1,150,000	1,263,908
				3,967,137
Virginia - .4%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Virginia Electric and Power Company Project) Ser. A	5.00	5/1/2023	1,000,000	1,004,570
Virginia Housing Development Authority, Rental Housing Revenue Bonds, Ser. B	5.50	6/1/2030	1,000,000	1,008,960
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,748,557
				3,762,087
Washington - 2.2%
Port of Seattle, Intermediate Lien Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,373,650
Washington Health Care Facilities Authority, Revenue Bonds (Providence Health and Services) Ser. A	5.00	10/1/2042	5,000,000	5,358,600

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Washington - 2.2% (continued)
Washington State Convention Center Public Facilities District, Subordinate Lodging Tax Revenue Bonds	5.00	7/1/2058	11,250,000	12,269,250
				21,001,500
West Virginia - .5%
West Virginia University, University Improvement Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2036	4,500,000	4,795,155
Wisconsin - 1.8%
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) Ser. A	5.00	6/1/2040	4,000,000	4,297,040
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group)	5.00	11/15/2029	4,500,000	5,241,420
Wisconsin Public Finance Authority, Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/2035	7,000,000	7,860,720
				17,399,180
Total Long-Term Municipal Investments (cost $920,131,918)			940,165,228

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield/ Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - .1%
U.S. Government Securities
U. S. Treasury Bills	2.46	6/13/2019	90,000	[h,i] 89,380
New Mexico - .1%
New Mexico Severance Tax Permanent Fund, Revenue Bonds, Ser. A	5.00	7/1/2019	1,000,000	1,010,910
Total Short-Term Municipal Investments (cost $1,100,459)			1,100,290
Total Investments (cost $921,232,377)			98.6%	941,265,518
Cash and Receivables (Net)			1.4%	12,944,338
Net Assets			100.0%	954,209,856

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $9,098,158 or .95% of net assets.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

26

Portfolio Summary (Unaudited) †	Value (%)
Transportation	18.3
Medical	17.6
General	12.3
Utilities	10.1
General Obligation	6.7
Water	5.8
Education	5.3
Special Tax	5.2
School District	3.8
Tobacco Settlement	3.7
Airport	2.4
Development	1.7
Nursing Homes	1.6
Facilities	1.4
Higher Education	.9
Pollution	.7
Power	.7
Prerefunded	.2
Housing	.1
Multifamily Housing	.1
U.S. Government	.0
98.6

† Based on net assets.

See notes to financial statements.

27

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

28

STATEMENT OF FUTURES

February 28, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 10 Year Notes	62	3/19	7,568,844	7,548,500	20,344
Gross Unrealized Appreciation				20,344

See notes to financial statements.

29

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	921,232,377	941,265,518
Cash		2,486,183
Interest receivable		9,909,227
Receivable for shares of Common Stock subscribed		2,150,024
Receivable for futures variation margin—Note 4		10,656
Cash collateral held by broker—Note 4		93
Prepaid expenses		74,571
		955,896,272
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		370,228
Payable for shares of Common Stock redeemed		1,164,994
Directors fees and expenses payable		37,421
Accrued expenses		113,773
		1,686,416
Net Assets ($)		954,209,856
Composition of Net Assets ($):
Paid-in capital		936,079,150
Total distributable earnings (loss)		18,130,706
Net Assets ($)		954,209,856

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	384,372,431	16,968,074	386,568,586	1,015	166,299,750
Shares Outstanding	27,644,110	1,220,216	27,790,474	72.99	11,953,168
Net Asset Value Per Share ($)	13.90	13.91	13.91	13.91	13.91

See notes to financial statements.

30

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Interest Income	15,872,583
Expenses:
Management fee—Note 3(a)	2,822,851
Shareholder servicing costs—Note 3(c)	667,547
Distribution fees—Note 3(b)	68,406
Directors’ fees and expenses—Note 3(d)	63,822
Registration fees	52,795
Professional fees	41,678
Loan commitment fees—Note 2	15,319
Custodian fees—Note 3(c)	13,037
Prospectus and shareholders’ reports	10,949
Miscellaneous	39,346
Total Expenses	3,795,750
Less—reduction in expenses due to undertaking—Note 3(a)	(1,084,203)
Less—reduction in fees due to earnings credits—Note 3(c)	(11,208)
Net Expenses	2,700,339
Investment Income—Net	13,172,244
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	949,730
Net unrealized appreciation (depreciation) on investments	2,493,439
Net unrealized appreciation (depreciation) on futures	20,344
Net Unrealized Appreciation (Depreciation)	2,513,783
Net Realized and Unrealized Gain (Loss) on Investments	3,463,513
Net Increase in Net Assets Resulting from Operations	16,635,757

See notes to financial statements.

31

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	13,172,244	29,016,225
Net realized gain (loss) on investments	949,730	9,928,773
Net unrealized appreciation (depreciation) on investments	2,513,783	(33,779,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,635,757	5,165,748
Distributions ($):
Distributions to shareholders:
Class A	(5,099,919)	(11,730,609)
Class C	(175,886)	(474,595)
Class I	(5,506,112)	(11,414,792)
Class Y	(15)	(33)
Class Z	(2,405,277)	(5,255,293)
Total Distributions	(13,187,209)	(28,875,322)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	19,658,933	22,393,428
Class C	2,663,651	3,266,524
Class I	84,488,403	177,356,828
Class Z	857,534	2,052,696
Distributions reinvested:
Class A	4,364,177	9,880,218
Class C	127,343	339,076
Class I	4,332,902	8,542,598
Class Z	1,801,364	3,955,624
Cost of shares redeemed:
Class A	(37,326,649)	(81,723,810)
Class C	(6,443,280)	(12,140,757)
Class I	(100,748,021)	(138,584,623)
Class Z	(6,996,140)	(15,484,606)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(33,219,783)	(20,146,804)
Total Increase (Decrease) in Net Assets	(29,771,235)	(43,856,378)
Net Assets ($):
Beginning of Period	983,981,091	1,027,837,469
End of Period	954,209,856	983,981,091

32

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	1,427,343	1,600,341
Shares issued for distributions reinvested	317,522	710,167
Shares redeemed	(2,717,931)	(5,863,746)
Net Increase (Decrease) in Shares Outstanding	(973,066)	(3,553,238)
Class Cb,c
Shares sold	194,791	233,686
Shares issued for distributions reinvested	9,265	24,343
Shares redeemed	(469,603)	(865,996)
Net Increase (Decrease) in Shares Outstanding	(265,547)	(607,967)
Class Ib
Shares sold	6,137,886	12,719,258
Shares issued for distributions reinvested	315,121	614,132
Shares redeemed	(7,349,116)	(9,963,144)
Net Increase (Decrease) in Shares Outstanding	(896,109)	3,370,246
Class Zb
Shares sold	62,231	146,876
Shares issued for distributions reinvested	130,970	284,212
Shares redeemed	(508,856)	(1,113,417)
Net Increase (Decrease) in Shares Outstanding	(315,655)	(682,329)

[a]Distributions to shareholders include only distributions from net investment income.

[b]During the period ended February 28, 2019, 5,954 Class C shares representing $82,913 were exchanged for 5,956 Class I shares and during the period ended August 31, 2018, 9,103 Class A shares representing $125,648 were exchanged for 9,118 Class Z shares and 3,826 Class C shares representing $53,904 were exchanged for 3,672 Class A shares.

[c]During the period ended February 28, 2019, 1,729 Class C shares representing $23,931 were automatically converted to 1,730 Class A shares and during the period ended August 31, 2018, 77,807 Class C shares representing $1,097,136 were automatically converted to 77,868 Class A shares.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2019			Year Ended August 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.84	14.17	14.57	14.02	14.10	13.21
Investment Operations:
Investment income—net[a]	.18	.39	.41	.43	.47	.52
Net realized and unrealized gain (loss) on investments	.06	(.34)	(.40)	.55	(.08)	.89
Total from Investment Operations	.24	.05	.01	.98	.39	1.41
Distributions:
Dividends from investment income—net	(.18)	(.38)	(.41)	(.43)	(.47)	(.52)
Net asset value, end of period	13.90	13.84	14.17	14.57	14.02	14.10
Total Return (%)[b]	1.77[c]	.40	.11	7.10	2.79	10.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[d]	.94	.94	.94	.94	.95
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[e]
Ratio of net investment income to average net assets	2.67[d]	2.77	2.90	3.02	3.32	3.83
Portfolio Turnover Rate	8.96[c]	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	384,372	396,169	455,772	540,019	487,129	510,428

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

34

Six Months Ended February 28, 2019		Year Ended August 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.84	14.17	14.57	14.02	14.10	13.21
Investment Operations:
Investment income—net[a]	.13	.28	.30	.32	.36	.42
Net realized and unrealized gain (loss) on investments	.07	(.33)	(.40)	.55	(.08)	.89
Total from Investment Operations	.20	(.05)	(.10)	.87	.28	1.31
Distributions:
Dividends from investment income—net	(.13)	(.28)	(.30)	(.32)	(.36)	(.42)
Net asset value, end of period	13.91	13.84	14.17	14.57	14.02	14.10
Total Return (%)[b]	1.47[c]	(.35)	(.64)	6.30	2.02	10.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72[d]	1.70	1.70	1.70	1.71	1.72
Ratio of net expenses to average net assets	1.45[d]	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[e]
Ratio of net investment income to average net assets	1.92[d]	2.01	2.15	2.25	2.57	3.09
Portfolio Turnover Rate	8.96[c]	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	16,968	20,570	29,663	36,229	23,940	23,333

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2019		Year Ended August 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.85	14.17	14.58	14.02	14.11	13.22
Investment Operations:
Investment income—net[a]	.20	.42	.44	.46	.50	.54
Net realized and unrealized gain (loss) on investments	.06	(.32)	(.41)	.57	(.09)	.90
Total from Investment Operations	.26	.10	.03	1.03	.41	1.44
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.44)	(.47)	(.50)	(.55)
Net asset value, end of period	13.91	13.85	14.17	14.58	14.02	14.11
Total Return (%)	1.90[b]	.72	.29	7.44	2.98	11.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[c]	.69	.69	.71	.70	.73
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[d]
Ratio of net investment income to average net assets	2.92[c]	3.01	3.15	3.19	3.56	3.98
Portfolio Turnover Rate	8.96[b]	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	386,569	397,293	358,809	280,013	74,412	37,874

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

36

Six Months Ended February 28, 2019		Year Ended August 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.85	14.18	14.58	14.03	14.11	13.22
Investment Operations:
Investment income—net[a]	.20	.45	.45	.51	.51	.56
Net realized and unrealized gain (loss) on investments	.06	(.34)	(.40)	.54	(.08)	.88
Total from Investment Operations	.26	.11	.05	1.05	.43	1.44
Distributions:
Dividends from investment income—net	(.20)	(.44)	(.45)	(.50)	(.51)	(.55)
Net asset value, end of period	13.91	13.85	14.18	14.58	14.03	14.11
Total Return (%)	1.90[b]	.84	.46	7.60	3.07	11.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	5.31[c]	.64	.61	3.31	4.19	1.18
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[d]
Ratio of net investment income to average net assets	2.90[c]	3.21	3.24	3.49	3.59	4.09
Portfolio Turnover Rate	8.96[b]	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	1	1	1	1	1	1

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2019			Year Ended August 31,
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.85	14.18	14.58	14.03	14.11	13.22
Investment Operations:
Investment income—net[a]	.20	.42	.44	.47	.50	.55
Net realized and unrealized gain (loss) on investments	.06	(.34)	(.40)	.54	(.08)	.89
Total from Investment Operations	.26	.08	.04	1.01	.42	1.44
Distributions:
Dividends from investment income—net	(.20)	(.41)	(.44)	(.46)	(.50)	(.55)
Net asset value, end of period	13.91	13.85	14.18	14.58	14.03	14.11
Total Return (%)	1.89[b]	.62	.34	7.34	3.03	11.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[c]	.69	.70	.71	.69	.73
Ratio of net expenses to average net assets	.47[c]	.48	.47	.49	.47	.50
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[d]
Ratio of net investment income to average net assets	2.91[c]	2.99	3.13	3.25	3.55	4.02
Portfolio Turnover Rate	8.96[b]	29.95	13.25	8.21	11.76	21.67
Net Assets, end of period ($ x 1,000)	166,300	169,947	183,593	198,501	197,104	203,899

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class T (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	941,176,138	-	941,176,138
U.S. Government Securities	-	89,380	-	89,380
Other Financial Instruments:
Futures††	20,344	-	-	20,344

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

42

tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $2,338,736 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2018. If not applied, the carryover expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: tax-exempt income $28,726,368 and ordinary income $148,954. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2018 through December 31, 2019 to waive receipt of its fees and/or assume the expenses of the fund, so that total annual fund operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least December 31, 2019. The reduction in expenses, pursuant to the undertaking, amounted to $1,084,203 during the period ended February 28, 2019.

During the period ended February 28, 2019, the Distributor retained $1,357 from commissions earned on sales of the fund’s Class A shares and $124 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an

44

annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $68,406 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A and Class C shares were charged $476,405 and $22,802, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2019, Class Z shares were charged $12,595 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $38,940 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2019, the fund was charged $13,037 pursuant to the custody agreement. These fees were partially offset by earnings credits of $11,190.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2019, the fund was charged $1,926 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $18.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $436,490, Distribution Plan fees $9,755, Shareholder Services Plan fees $66,067, custodian fees $9,000, Chief Compliance Officer fees $5,254 and transfer agency fees $20,930, which are offset against an expense reimbursement currently in effect in the amount of $177,268.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended February 28, 2019, amounted to $84,528,478 and $118,453,469, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 28, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of

46

these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2019 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2019:

Average Market Value ($)
Interest rate futures	2,163,080

At February 28, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $20,053,485, consisting of $24,730,368 gross unrealized appreciation and $4,676,883 gross unrealized depreciation.

At February 28, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies

48

that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for nine of the ten one-year periods ended September 30th, but at or above the Performance Universe median for seven of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (actual management fee and total expenses were each the lowest in the Expense Group).

Dreyfus representatives stated that Dreyfus has contractually agreed, until December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed .45% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual

49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to

50

the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

51

NOTES

52

NOTES

53

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0319SA0219

Dreyfus High Yield Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR M0RE INFORMATION

Back Cover

Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
March 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a -0.46% total return, Class C shares returned -0.83%, Class I shares returned -0.33%, Class Y shares returned -0.35%, and Class Z shares returned -0.39%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 2.34%.2

Municipal bonds generally produced positive total returns over the reporting period amid bouts of market volatility stemming from rising interest rates and shifting supply-and-demand dynamics. The fund produced lower returns than the Index mainly due to security selection.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Municipal Bonds Benefited From a “Flight to Quality”

Bond markets generally rallied over the reporting period, especially toward the end of the year. But concerns about trade tensions, Federal Reserve policy and global economic prospects emerged, which led to volatility across a number of asset classes. Municipal bonds generally benefited from this “risk-off,” or “flight to quality,” environment in which risk assets such as stocks declined.

The Federal Reserve largely continued to normalize interest rates over the period, which hurt fixed-income markets. Because they are less sensitive to interest-rate movements, however, municipal bonds benefited relative to other categories of fixed income. In addition, a deceleration in U.S. economic growth also concerned investors, adding to the relative appeal of municipal bonds.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Municipal bond fundamentals remained solid. Tax revenues continued to be healthy due to the strong economic environment resulting in part from the stimulative effects of the December 2017 tax cut. Fiscal balances and “rainy-day” funds have risen as a result and will provide a financial cushion when the next economic downturn occurs. In addition, many states and municipalities have exercised stronger fiscal discipline, further shoring up their financial resources and preparing them for an economic downturn that many anticipate sometime in the near term.

Valuations in the municipal bond market improved somewhat as mutual fund outflows were relatively steady and credit spreads widened modestly in concert with the volatility noted above. However, credit spreads remained narrow by historical standards. The price performance of municipal bonds generally benefited from limited new supply, but for the reporting period, the municipal bond yield curve was steeper than the Treasury yield curve.

Tobacco-Backed Bonds Hindered Fund Results

The fund lagged the Index over the reporting period, mostly due to security selection. This underperformance was primarily due to selections in the revenue bond sector, especially among tobacco bonds, those backed by certain states’ settlement of litigation with U.S. tobacco companies.

On the other hand, some underperformance was offset by security selection, particularly by a new position in Puerto Rico’s COFINA bonds. Yield curve positioning, especially overweights to the 10-year and 30-year portion of the curve, also was a positive contributor to performance, particularly in the fourth quarter of 2018.

A Constructive Investment Posture

The outlook for municipal bonds is positive. As in 2018, when the net supply of new bonds was negative, the market is also likely to shrink in 2019. In 2018, gross issuance was positive, but the number of bonds maturing offset the new issuance, resulting in a net decline in supply. Although new issuance is expected to increase by 5% in 2019, a record $250 billion in bonds will mature, likely producing another net reduction in supply. In addition, demand will continue to benefit from the federal cap on the tax deductibility of state and local taxes. This supply/demand dynamic has already begun to play out in 2019 as supply has been constrained while demand remains strong.

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through December 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from September 1, 2019 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.30	$8.00	$3.07	$3.02	$3.61
Ending value (after expenses)	$995.40	$991.70	$996.70	$996.50	$996.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.36	$8.10	$3.11	$3.06	$3.66
Ending value (after expenses)	$1,020.48	$1,016.76	$1,021.72	$1,021.77	$1,021.17

† Expenses are equal to the fund’s annualized expense ratio of .87% for Class A, 1.62% for Class C, .62% for Class I, .61% for Class Y and .73% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8%
Alabama - 2.5%
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2031	1,850,000		2,151,642
Jefferson County, Senior Lien Sewer Revenue Bonds Warrants (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	5,000,000	[a]	4,468,050
				6,619,692
Arizona - 5.7%
La Paz County Industrial Development Authority, Educational Facility Lease Revenue Bonds (Harmony Public Schools Project) Ser. A	5.00	2/15/2048	1,600,000		1,687,024
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Ltd.)	6.00	7/1/2038	2,250,000	[b]	2,400,322
Phoenix Industrial Development Authority, Education Facility Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,091,570
Phoenix Industrial Development Authority, Education Facility Revenue Bonds, Refunding (BASIS Schools Projects)	5.00	7/1/2045	1,500,000	[b]	1,521,000
Phoenix Industrial Development Authority, Education Facility Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[b]	1,013,450
Phoenix Industrial Development Authority, Student Housing Revenue Bonds, Refunding (Downtown Phoenix Student Housing LLC-University Project) Ser. A	5.00	7/1/2042	1,500,000		1,631,640
Pima County Industrial Development Authority, Education Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	2,565,000	[b]	2,468,325
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Inc Project) Ser. A	6.13	10/1/2052	1,400,000	[b]	1,513,750

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Arizona - 5.7% (continued)
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Inc Project) Ser. A	6.13	10/1/2047	1,550,000	[b]	1,680,448
				15,007,529
California - 3.2%
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000		2,259,740
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.50	12/1/2058	1,000,000	[b]	1,093,740
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	1,075,000		1,136,092
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Ser. B	0.00	6/1/2047	10,000,000	[c]	1,607,000
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,635,645
Tobacco Securitization Authority, North Tobacco Settlement Revenue Bonds (Capital Appreciation-2nd Sub-Asset Backed C)	0.00	6/1/2045	6,370,000	[c]	678,278
				8,410,495
Colorado - 5.9%
Belleview Station Metropolitan District Number 2, GO, Refunding	5.00	12/1/2036	1,000,000		1,017,890
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,675,000		1,778,951
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds	5.00	12/1/2048	1,500,000		1,633,515
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes)	5.00	12/31/2051	1,500,000		1,606,950
Denver, Airport Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	4,795,000		5,097,756

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Colorado - 5.9% (continued)
Dominion Water and Sanitation District, Tap Fee Revenue Bonds	6.00	12/1/2046	2,010,000		2,121,454
Sterling Ranch Community Authority, Board Supported Revenue Bonds, Ser. A	5.00	12/1/2047	2,250,000		2,252,047
				15,508,563
Connecticut - 1.2%
Connecticut Development Authority, Water Facilities Revenue Bonds (Aquarion Water Company of Connecticut Project)	5.50	4/1/2021	1,500,000		1,593,090
Harbor Point Infrastructure Improvement District, Special Obligation Revenue Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,581,420
				3,174,510
District of Columbia - .8%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project), Ser. A	5.00	7/1/2052	2,000,000		2,016,120
Florida - 2.1%
Cape Coral Health Facilities Authority, Senior Housing Revenue Bonds, Refunding (Gulf Care, Inc. Project)	5.88	7/1/2040	1,000,000	[b]	1,056,850
Davie, Educational Facilities Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	1,000,000		1,106,550
Florida Development Finance Corporation, Educational Facilities Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,230,700
Florida Higher Educational Facilities Financial Authority, Educational Facilities Revenue Bonds (Jacksonville University Project) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,560,690
Village Community Development District Number 10, Special Assessment Revenue Bonds	6.00	5/1/2044	600,000		674,850
				5,629,640
Georgia - 3.3%
Atlanta, Sub. Lien Water & Wastewater Revenue Bonds, Ser. D	3.50	11/1/2028	1,000,000	[b]	1,004,520

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Georgia - 3.3% (continued)
Atlanta Development Authority, Senior Health Care Facilities Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A1	7.00	1/1/2040	2,250,000		2,196,652
Burke County Development Authority, Pollution Control Revenue Bonds, Refunding (Oglethorpe Power Corp-Vogtle) Ser. D	4.13	11/1/2045	2,500,000		2,457,225
Gainesville & Hall County Development Authority Educational Facilities, Revenue Bonds, Refunding (Riverside Military Academy Project)	5.00	3/1/2047	1,000,000		1,032,570
Marietta Development Authority, Revenue Bonds, Refunding (University Facilities-Life University) Ser. A	5.00	11/1/2047	2,000,000	[b]	2,091,380
				8,782,347
Idaho - .4%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Project) Ser. A	5.00	3/1/2037	1,000,000		1,119,630
Illinois - 9.8%
Chicago, Go, Refunding, Ser. A	6.00	1/1/2038	1,000,000		1,125,310
Chicago, Go, Refunding, Ser. C	5.00	1/1/2024	1,250,000		1,340,838
Chicago, Second Lien Wastewater Transmission Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000		1,077,440
Chicago, Second Lien Waterworks Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. 2	5.00	11/1/2031	2,000,000		2,287,140
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000		1,052,730
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000		1,015,340
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,070,020
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. A	5.00	1/1/2034	1,000,000		1,088,980
Chicago O'Hare International Airport, Revenue Bonds (General Airport Third Lien)	5.63	1/1/2035	210,000		222,163

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Illinois - 9.8% (continued)
Chicago O'Hare International Airport, Senior Lien Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,000,000	3,321,120
Illinois, GO, Refunding, Ser. A	5.00	10/1/2028	1,000,000	1,088,520
Illinois, GO, Ser. C	5.00	11/1/2029	1,300,000	1,393,223
Illinois, GO, Ser. D	5.00	11/1/2028	3,500,000	3,779,685
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago) Ser. A	6.00	7/1/2043	1,000,000	1,096,780
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,175,964
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue Bonds (University of Illinois), Ser. A	5.50	4/1/2031	1,000,000	1,064,780
University of Illinois Board of Trustees, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	1,500,000	1,640,460
				25,840,493
Indiana - 1.3%
Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds (Ohio Valley Electric Corporation Project) Ser. A	5.00	6/1/2039	1,750,000	1,725,763
Indiana Finance Authority, Revenue Bonds (Parkview Health System Group) Ser. A	5.00	11/1/2043	1,000,000	1,116,790
Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	500,000	566,825
				3,409,378
Iowa - 1.0%
Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Company Project)	5.25	12/1/2025	2,500,000	2,653,550
Kansas - .8%
Kansas Development Finance Authority, Entrance Fee Principal Redemption Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,000,000	1,010,500

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Kansas - .8% (continued)
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. A	5.25	11/15/2053	1,000,000	1,012,050
				2,022,550
Kentucky - 3.4%
Kentucky Public Energy Authority, Gas Supply Revenue Bonds, Ser. A	4.00	4/1/2024	2,500,000	2,655,150
Kentucky Public Energy Authority, Gas Supply Revenue Bonds, Ser. B	4.00	1/1/2025	5,000,000	5,368,350
Paducah Electric Plant Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2035	750,000	831,158
				8,854,658
Louisiana - 1.5%
New Orleans, Water System Revenue Bonds	5.00	12/1/2040	1,000,000	1,079,280
New Orleans, Water System Revenue Bonds, Refunding	5.00	12/1/2034	1,000,000	1,092,500
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. B	5.00	1/1/2048	1,500,000	1,635,555
				3,807,335
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Issue)	7.50	7/1/2032	1,500,000	1,659,360
Maryland - .8%
Maryland Economic Development Corporation, Student Housing Revenue Bonds, Refunding (Townson University Project)	5.00	7/1/2037	1,000,000	1,041,940
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Broadmead Inc.) Ser. B	2.88	7/1/2023	1,000,000	1,013,140
				2,055,080
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)	5.00	11/15/2028	1,500,000	[b] 1,602,090

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Massachusetts - 1.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[b]	1,552,815
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	1,000,000		1,162,340
				4,317,245
Michigan - 4.3%
Detroit, GO	5.00	4/1/2020	1,000,000		1,022,350
Detroit, Water Supply System Senior Lien Revenue Bonds, Ser. A	5.00	7/1/2031	1,000,000		1,054,310
Michigan Finance Authority, HR Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2045	2,380,000		2,620,309
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	1,000,000		1,110,760
Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000		544,620
Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds) Ser. D2	5.00	7/1/2034	1,000,000		1,112,050
Michigan Strategic Fund, SWDR Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	900,000		887,733
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds, Ser. C	0.00	6/1/2058	114,680,000	[c]	3,002,322
				11,354,454

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Missouri - 3.1%
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000		1,059,890
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue Bonds (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2022	1,360,000		1,362,407
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,000,000		1,041,040
Saint Louis County Industrial Development Authority, Tax Increase Financing Revenue Bonds (Saint Louis Innovation District Project)	4.38	5/15/2036	2,200,000		2,162,028
Saint Louis Industrial Development Authority, Financing Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		2,545,000
				8,170,365
Nevada - 1.0%
Director of Nevada Department of Business and Industrial Development, Revenue Bonds (Somerset Academy) Ser. A	5.00	12/15/2048	1,500,000	[b]	1,511,040
Reno, Sales Tax Revenue Bonds, Refunding (Retrac-Reno Transportation Rail Access Corridor Project) Ser. D	0.00	7/1/2058	13,000,000	[b,c]	1,049,360
				2,560,400
New Jersey - 5.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.25	6/15/2027	1,000,000		1,124,480
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding	5.25	6/15/2040	1,250,000		1,329,013
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project)	5.13	9/15/2023	1,000,000		1,079,750

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New Jersey - 5.5% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University Issue) Ser. A	5.00	7/1/2041	1,000,000		1,090,760
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	4,730,000		4,995,921
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	475,000		527,754
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.00	6/15/2046	1,500,000		1,582,860
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.25	6/15/2043	1,000,000		1,087,350
South Jersey Port Subordinated Marine Terminal, Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,609,980
				14,427,868
New Mexico - .9%
Farmington, PCR Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. F	6.25	6/1/2040	2,200,000		2,299,308
New York - 6.2%
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	14,325,000	[c]	1,850,074
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[b]	2,606,675
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2034	1,000,000		1,130,800
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000		2,118,400
New York Transportation Development Corporation, Special Facility Revenue Bonds, Refunding (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/2021	4,000,000		4,222,840

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 6.2% (continued)
Niagara Area Development Corporation, Solid Disposal Facility Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	2,000,000	[b] 1,985,820
TSASC Inc., Tobacco Settlement Subordinate Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	2,335,000	2,244,519
				16,159,128
Ohio - 1.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Ser. A2	6.50	6/1/2047	1,000,000	996,280
Centerville, Health Care Revenue Bonds, Refunding (Graceworks Lutheran Services)	5.25	11/1/2047	1,200,000	1,242,108
Cuyahoga County Hospital, Revenue Bonds, Refunding (The Metrohealth System)	5.00	2/15/2057	1,000,000	1,041,750
				3,280,138
Oklahoma - 1.0%
Oklahoma Development Finance Authority, Health System Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000	1,641,630
Tulsa County Industrial Authority, Senior Living Community Revenue Bonds, Refunding (Montereau Inc. Project)	5.25	11/15/2037	1,000,000	1,086,850
				2,728,480
Oregon - 1.0%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000	1,597,830
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue Bonds (Pelton Round Butte Project), Ser. B	6.38	11/1/2033	1,000,000	1,019,410
				2,617,240
Pennsylvania - 6.6%
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (City Center Project)	5.00	5/1/2042	1,250,000	[b] 1,342,025

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Pennsylvania - 6.6% (continued)
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,600,230
Berks County Industrial Development Authority, Health Systems Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/2047	2,500,000		2,727,450
Chester County Industrial Development Authority, Special Obligation Revenue Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	1,050,000	[b]	1,060,164
Crawford County Hospital Authority, HR Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,071,910
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		1,046,580
Montgomery County Industrial Development Authority, Retirement Community Revenue Bonds, Refunding (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2036	2,500,000		2,712,575
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds (Philadelphia Biosolids Facility Project)	6.25	1/1/2032	1,000,000		1,024,850
Pennsylvania Housing Finance Agency, Revenue Bonds (Single-Family Housing) Ser. 114A	3.35	10/1/2026	1,500,000		1,519,050
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Ser. B	5.00	12/1/2036	1,000,000		1,123,070
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)) Non-recourse	5.13	6/1/2041	2,000,000	[b,d]	2,122,920
				17,350,824
South Carolina - .6%
South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper) Ser. E	5.25	12/1/2055	1,400,000		1,532,510

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Tennessee - .6%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2046	1,500,000		1,638,960
Texas - 8.3%
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,166,528
Austin Convention Enterprises, Revenue Bonds, Refunding (1st Tier-Convention Center Hotel) Ser. B	5.00	1/1/2032	1,000,000		1,094,690
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Ser. A	5.00	1/1/2045	1,000,000		1,087,400
Clifton Higher Education Finance Corporation, Education Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	1,500,000		1,520,070
Clifton Higher Education Finance Corporation, Education Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	2,950,000		3,043,987
Clifton Higher Education Finance Corporation, Education Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	1,500,000		1,479,645
Houston, Airport System Special Facilities Revenue Bonds, Refunding (Continental Airlines, Inc. Terminal Improvement Projects) Ser. A	6.50	7/15/2030	1,500,000		1,622,025
Mission Economic Development Corporation, Senior Lien Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	2,049,380
New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds, Refunding (Presbyterian Village North Obligated Group)	5.25	10/1/2049	2,500,000		2,512,975
New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds, Refunding (Westminster Project)	5.00	11/1/2040	1,000,000		1,068,140

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Texas - 8.3% (continued)
New Hope Cultural Education Facilities Finance Corporation, Student Housing Revenue Bonds (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/2035	1,750,000		1,580,863
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/2035	1,000,000		790,000
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/2055	1,000,000		1,060,380
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/2050	1,000,000		1,063,460
Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds (Burnham Wood Charter School Project) Ser. A	6.25	9/1/2036	565,000		565,435
				21,704,978
U.S. Related - 5.3%
Puerto Rico Commonwealth, Public Improvement GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,000,000		1,038,000
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. CC	5.25	7/1/2034	1,000,000		1,109,460
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A	0.00	8/1/2046	944,238	[c]	894,670
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A	0.00	8/1/2046	2,867,438	[c]	2,859,030
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	4.50	7/1/2034	8,000,000		8,010,000
				13,911,160

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Utah - .8%
Utah Infrastructure Agency, Telecommunication Revenue Bonds, Refunding (Special Limited Obligations), Ser. A	5.00	10/15/2040	2,000,000		2,081,000
Virginia - 2.2%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue Bonds (Brandermill Woods Project)	5.13	1/1/2043	155,000		157,368
Fairfax County Economic Development Authority, Residential Care Facilities Mortgage Revenue Bonds, Refunding (Goodwin House, Inc.) Ser. A	5.00	10/1/2042	1,750,000		1,877,767
Virginia College Building Authority, Educational Facilities Revenue Bonds (Marymount University Project) (Green Bonds)	5.00	7/1/2045	500,000	[b]	514,430
Virginia College Building Authority, Educational Facilities Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	1,028,860
Virginia Small Business Financing Authority, Private Activity Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,507,436
Virginia Small Business Financing Authority, Solid Waste Disposal Facility Revenue Bonds (Covanta Holding Project)	5.00	7/1/2038	750,000	[b]	766,020
				5,851,881
Washington - 2.4%
Washington Convention Center Public Facilities District, Subordinate Lodging Tax Revenue Bonds	5.00	7/1/2058	3,000,000		3,271,800
Washington Housing Finance Commission, Nonprofit Housing Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Projects) Ser. A	5.00	1/1/2046	2,800,000	[b]	2,917,572
				6,189,372
Wisconsin - 1.8%
Public Finance Authority, Retirement Facilities First Mortgage Revenue Bonds (Southminster, Inc.)	5.00	10/1/2043	2,000,000	[b]	2,028,800

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
Wisconsin - 1.8% (continued)
Public Finance Authority, Senior Living Revenue Bonds, Refunding (Mary's Woods At Marylhurst Project)	5.25	5/15/2037	625,000	[b] 656,356
Public Finance Authority, Senior Revenue Bonds (Maryland Proton Treatment Center) Ser. A-1	6.38	1/1/2048	2,000,000	[b] 2,056,040
				4,741,196
Total Long-Term Municipal Investments (cost $255,325,606)			259,487,437
	Annualized Yield (%)
Short-Term Municipal Investments - .1%
U.S. Government Securities
U. S. Treasury Bills (cost $198,614)	2.45	6/13/2019	200,000	[e,f] 198,621
Total Investments (cost $255,524,220)			98.9%	259,686,058
Cash and Receivables (Net)			1.1%	3,018,836
Net Assets			100.0%	262,704,894

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $49,758,762 or 18.94% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Collateral for floating rate borrowings.

e Held by a counterparty for open exchange traded derivative contracts.

f Security is a discount security. Income is recognized through the accretion of discount.

20

Portfolio Summary (Unaudited) †	Value (%)
General Obligation	16.7
Education	16.4
Nursing Homes	14.2
Transportation	10.8
Medical	8.3
Water	7.4
Development	6.5
Tobacco Settlement	5.5
Utilities	3.7
Special Tax	3.3
Pollution	2.3
Airport	1.3
Housing	1.0
School District	.8
Single Family Housing	.6
U.S. Government	.1
98.9

† Based on net assets.

See notes to financial statements.

21

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

22

STATEMENT OF FUTURES

February 28, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	46	3/19	7,365,366	7,292,438	72,928
Gross Unrealized Appreciation				72,928

See notes to financial statements.

23

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	255,524,220	259,686,058
Cash		1,412,578
Interest receivable		2,815,585
Receivable for shares of Common Stock subscribed		943,648
Receivable for futures variation margin—Note 4		30,188
Cash collateral held by broker—Note 4		69
Prepaid expenses		49,940
		264,938,066
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		136,932
Payable for floating rate notes issued—Note 4		1,500,000
Payable for shares of Common Stock redeemed		514,862
Directors fees and expenses payable		10,354
Interest and expense payable related to floating rate notes issued—Note 4		8,445
Accrued expenses		62,579
		2,233,172
Net Assets ($)		262,704,894
Composition of Net Assets ($):
Paid-in capital		270,466,244
Total distributable earnings (loss)		(7,761,350)
Net Assets ($)		262,704,894

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	88,827,269	16,751,104	106,380,174	467,152	50,279,195
Shares Outstanding	7,285,236	1,374,429	8,740,773	38,355	4,130,835
Net Asset Value Per Share ($)	12.19	12.19	12.17	12.18	12.17

See notes to financial statements.

24

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2019 (Unaudited)

Investment Income ($):
Interest Income	6,360,954
Expenses:
Management fee—Note 3(a)	607,435
Shareholder servicing costs—Note 3(c)	176,796
Distribution/Service Plan fees—Note 3(b)	89,722
Registration fees	45,243
Professional fees	32,861
Interest and expense related to floating rate notes issued—Note 4	17,117
Directors’ fees and expenses—Note 3(d)	15,201
Prospectus and shareholders’ reports	5,503
Loan commitment fees—Note 2	5,044
Custodian fees—Note 3(c)	925
Miscellaneous	23,441
Total Expenses	1,019,288
Less—reduction in expenses due to undertaking—Note 3(a)	(25,013)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	994,272
Investment Income—Net	5,366,682
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,407,128)
Net unrealized appreciation (depreciation) on investments	(5,005,707)
Net unrealized appreciation (depreciation) on futures	72,928
Net Unrealized Appreciation (Depreciation)	(4,932,779)
Net Realized and Unrealized Gain (Loss) on Investments	(6,339,907)
Net (Decrease) in Net Assets Resulting from Operations	(973,225)

See notes to financial statements.

25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Operations ($):
Investment income—net	5,366,682	7,379,749
Net realized gain (loss) on investments	(1,407,128)	4,423,128
Net unrealized appreciation (depreciation) on investments	(4,932,779)	(484,945)
Net Increase (Decrease) in Net Assets Resulting from Operations	(973,225)	11,317,932
Distributions ($):
Distributions to shareholders:
Class A	(1,708,277)	(2,676,353)
Class C	(263,910)	(539,788)
Class I	(2,081,173)	(2,190,141)
Class Y	(12,902)	(65,491)
Class Z	(1,030,114)	(2,187,486)
Total Distributions	(5,096,376)	(7,659,259)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	23,480,286	47,481,162
Class C	3,388,092	3,568,757
Class I	49,365,436	66,460,055
Class Y	-	543,008
Class Z	640,581	1,983,972
Distributions reinvested:
Class A	1,366,752	1,986,682
Class C	198,703	372,919
Class I	2,012,224	2,016,848
Class Y	8,868	46,878
Class Z	809,575	1,717,996
Cost of shares redeemed:
Class A	(19,737,898)	(18,166,121)
Class C	(3,375,157)	(5,349,105)
Class I	(32,005,076)	(22,103,991)
Class Y	(796,220)	(770,547)
Class Z	(2,487,576)	(8,067,153)
Increase (Decrease) in Net Assets from Capital Stock Transactions	22,868,590	71,721,360
Total Increase (Decrease) in Net Assets	16,798,989	75,380,033
Net Assets ($):
Beginning of Period	245,905,905	170,525,872
End of Period	262,704,894	245,905,905

26

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	1,931,950	3,836,401
Shares issued for distributions reinvested	112,842	161,149
Shares redeemed	(1,636,544)	(1,477,198)
Net Increase (Decrease) in Shares Outstanding	408,248	2,520,352
Class Cb
Shares sold	279,783	288,486
Shares issued for distributions reinvested	16,410	30,294
Shares redeemed	(278,688)	(434,154)
Net Increase (Decrease) in Shares Outstanding	17,505	(115,374)
Class I
Shares sold	4,070,353	5,375,974
Shares issued for distributions reinvested	166,466	163,808
Shares redeemed	(2,650,355)	(1,801,095)
Net Increase (Decrease) in Shares Outstanding	1,586,464	3,738,687
Class Y
Shares sold	-	44,136
Shares issued for distributions reinvested	731	3,810
Shares redeemed	(64,987)	(62,153)
Net Increase (Decrease) in Shares Outstanding	(64,256)	(14,207)
Class Z
Shares sold	52,878	161,602
Shares issued for distributions reinvested	66,944	139,753
Shares redeemed	(205,250)	(658,316)
Net Increase (Decrease) in Shares Outstanding	(85,428)	(356,961)

[a]Distributions to shareholders include $2,570,399 Class A, $510,788 Class C, $2,108,101 Class I, $62,755 Class Y and $2,093,327 Class Z distributions from net investment income and $105,954 Class A, $29,000 Class C, $82,040 Class I, $2,736 Class Y and $94,159 Class Z distributions from net realized gains.

[b]During the period ended February 28, 2019, 144 Class C shares representing $1,733 were automatically converted to 144 Class A shares and during the period ended August 31, 2018, 5,430 Class C shares representing $67,269 were automatically converted to 5,431 Class A shares.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.49	12.25	12.51	11.63		11.63		10.90
Investment Operations:
Investment income—net [a]	.25	.47	.45	.56		.50		.54
Net realized and unrealized gain (loss) on investments	(.31)	.26	(.25)	.88		.00	[b]	.73
Total from Investment Operations	(.06)	.73	.20	1.44		.50		1.27
Distributions:
Dividends from investment income—net	(.23)	(.47)	(.45)	(.56)		(.49)		(.53)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.00)	[b]	(.01)		(.01)
Total Distributions	(.24)	(.49)	(.46)	(.56)		(.50)		(.54)
Net asset value, end of period	12.19	12.49	12.25	12.51		11.63		11.63
Total Return (%)[c]	(.46)[d]	6.10	1.76	12.71		4.38		11.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[e]	.95	1.00	1.03		1.03		1.04
Ratio of net expenses to average net assets	.87[e]	.87	.98	1.03		1.03		1.04
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.02	.01	.01		.00	[f]	.01
Ratio of net investment income to average net assets	4.19[e]	3.83	3.85	4.68		4.26		4.82
Portfolio Turnover Rate	22.31[d]	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	88,827	85,904	53,364	64,917		37,305		49,626

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

28

Six Months Ended
Class C Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.49	12.25	12.51	11.64		11.64		10.91
Investment Operations:
Investment income—net [a]	.20	.37	.37	.49		.41		.46
Net realized and unrealized gain (loss) on investments	(.30)	.27	(.26)	.86		.00	[b]	.73
Total from Investment Operations	(.10)	.64	.11	1.35		.41		1.19
Distributions:
Dividends from investment income—net	(.19)	(.38)	(.36)	(.48)		(.40)		(.45)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.00)	[b]	(.01)		(.01)
Total Distributions	(.20)	(.40)	(.37)	(.48)		(.41)		(.46)
Net asset value, end of period	12.19	12.49	12.25	12.51		11.64		11.64
Total Return (%)[c]	(.83)[d]	5.31	.98	11.89		3.58		11.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65[e]	1.71	1.77	1.80		1.80		1.81
Ratio of net expenses to average net assets	1.62[e]	1.63	1.75	1.80		1.80		1.81
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.02	.01	.01		.00	[f]	.01
Ratio of net investment income to average net assets	3.43[e]	3.06	3.10	4.08		3.51		4.07
Portfolio Turnover Rate	22.31[d]	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	16,751	16,943	18,030	20,935		15,780		16,748

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.47	12.23	12.49	11.61		11.62		10.88
Investment Operations:
Investment income—net [a]	.27	.49	.49	.58		.53		.57
Net realized and unrealized gain (loss) on investments	(.31)	.27	(.26)	.89		(.01)		.74
Total from Investment Operations	(.04)	.76	.23	1.47		.52		1.31
Distributions:
Dividends from investment income—net	(.25)	(.50)	(.48)	(.59)		(.52)		(.56)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.00)	[b]	(.01)		(.01)
Total Distributions	(.26)	(.52)	(.49)	(.59)		(.53)		(.57)
Net asset value, end of period	12.17	12.47	12.23	12.49		11.61		11.62
Total Return (%)	(.33)[c]	6.37	2.00	13.02		4.63		12.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[d]	.72	.75	.80		.79		.79
Ratio of net expenses to average net assets	.62[d]	.63	.72	.80		.78		.79
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.02	.01	.01		.00	[e]	.01
Ratio of net investment income to average net assets	4.45[d]	4.07	4.09	4.91		4.52		5.08
Portfolio Turnover Rate	22.31[c]	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	106,380	89,203	41,770	32,885		14,756		15,645

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

30

Six Months Ended
Class Y Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016		2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.48	12.24	12.50	11.61		11.62	10.89
Investment Operations:
Investment income—net [a]	.25	.50	.49	.60		.54	.51
Net realized and unrealized gain (loss) on investments	(.30)	.26	(.26)	.87		(.01)	.79
Total from Investment Operations	(.05)	.76	.23	1.47		.53	1.30
Distributions:
Dividends from investment income—net	(.24)	(.50)	(.48)	(.58)		(.53)	(.56)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.00)	[b]	(.01)	(.01)
Total Distributions	(.25)	(.52)	(.49)	(.58)		(.54)	(.57)
Net asset value, end of period	12.18	12.48	12.24	12.50		11.61	11.62
Total Return (%)	(.35)[c]	6.37	2.03	12.99		4.67	12.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.68	.73	.76		.78	.94
Ratio of net expenses to average net assets	.61[d]	.63	.72	.75		.75	.84
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.02	.01	.01		.01	.01
Ratio of net investment income to average net assets	4.32[d]	4.06	4.12	4.91		4.58	5.28
Portfolio Turnover Rate	22.31[c]	34.62	32.84	12.46		26.66	21.00
Net Assets, end of period ($ x 1,000)	467	1,280	1,430	4,840		2,954	316

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	February 28, 2019	Year Ended August 31,
(Unaudited)		2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	12.47	12.23	12.49	11.64		11.64		10.91
Investment Operations:
Investment income—net [a]	.26	.49	.48	.61		.51		.56
Net realized and unrealized gain (loss) on investments	(.31)	.26	(.27)	.84		.01		.73
Total from Investment Operations	(.05)	.75	.21	1.45		.52		1.29
Distributions:
Dividends from investment income—net	(.24)	(.49)	(.46)	(.60)		(.51)		(.55)
Dividends from net realized gain on investments	(.01)	(.02)	(.01)	(.00)	[b]	(.01)		(.01)
Total Distributions	(.25)	(.51)	(.47)	(.60)		(.52)		(.56)
Net asset value, end of period	12.17	12.47	12.23	12.49		11.64		11.64
Total Return (%)	(.39)[c]	6.25	1.88	12.78		4.58		11.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[d]	.80	.89	.93		.93		.93
Ratio of net expenses to average net assets	.73[d]	.73	.85	.93		.92		.93
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.02	.01	.01		.00	[e]	.01
Ratio of net investment income to average net assets	4.32[d]	3.96	3.98	5.06		4.38		4.94
Portfolio Turnover Rate	22.31[c]	34.62	32.84	12.46		26.66		21.00
Net Assets, end of period ($ x 1,000)	50,279	52,576	55,931	65,915		62,027		66,925

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Company’s

34

Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	259,487,437	-	259,487,437
U.S. Treasury	-	198,621	-	198,621
Other Financial Instruments:
Futures††	72,928	-	-	72,928
Liabilities ($)
Floating Rate Notes†††	-	(1,500,000)	-	(1,500,000)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

††† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

36

As of and during the period ended February 28, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $10,991,346 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2018. If not applied, $5,919,280 of the carryover expires in fiscal year 2019. The fund has $794,581 of post-enactment short-term capital losses and $4,277,485 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018 was as follows: tax-exempt income $7,345,370 and ordinary income $313,889. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Effective as of December 31, 2018, the Board approved a reduction in the management fee from an annual rate of .50% to an annual rate of .45% of the value of the fund’s average daily net assets.

Dreyfus had contractually agreed, from September 1, 2018 through January 27, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class A, C, I, Y and Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) did not exceed .61% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from January 28, 2019 through December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund

38

so that the direct expenses of Class A, C, I, Y and Z shares (including certain expenses as described above) do not exceed an annual rate of .85%, 1.61%, .61%, .61% and .73%, respectively, of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $25,013 during the period ended February 28, 2019.

During the period ended February 28, 2019, the Distributor retained $9,789 from commissions earned on sales of the fund’s Class A shares and $2,011 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $61,344 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2019, Class Z shares were charged $28,378 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2019, Class A and Class C shares were charged $107,540 and $20,448, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2019, the fund was charged $11,155 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2019, the fund was charged $925 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2019, the fund was charged $275 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

During the period ended February 28, 2019, the fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $90,205, Distribution Plan fees $13,731, Shareholder Services Plan fees $20,053, custodian fees $2,011, Chief Compliance Officer fees $5,254 and transfer agency fees $5,678.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended February 28, 2019, amounted to $73,942,136 and $55,872,736, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A

40

residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2019 was approximately $1,500,000, with a related weighted average annualized interest rate of 2.30%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 28, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2019 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2019:

Average Market Value ($)
Interest rate futures	2,652,598

At February 28, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $4,234,766, consisting of $6,743,435 gross unrealized appreciation and $2,508,669 gross unrealized depreciation.

At February 28, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2018, the Board considered the approval of an amended Management Agreement for the fund, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). Representatives of Dreyfus proposed to amend the Agreement to reduce the management fee payable by the fund from an annual rate of 0.50% to 0.45% of the value of the fund’s average daily net assets, effective December 31, 2018. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered that Dreyfus stated that the proposed amendment to the Agreement would not result in any diminution in the nature, extent or quality of the services provided to the fund pursuant to the Agreement, as proposed to be amended, by Dreyfus or Dreyfus’ affiliates.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial

43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended September 30th and at or above the Performance Universe median for five of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and slightly above the Expense Universe median.

Dreyfus representatives stated that Dreyfus has contractually agreed, until December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .85%, 1.61%, .61%, .61% and .73%, respectively.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting

44

profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the

45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

46

NOTES

47

NOTES

48

NOTES

49

For More Information

Dreyfus High Yield Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 6165SA0219

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:         /s/ Bradley J. Skapyak

Bradley J. Skapyak

            President

Date:    April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

Bradley J. Skapyak

            President

Date:    April 25, 2019

By:         /s/ James Windels

James Windels

            Treasurer

Date:    April 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)